Other Current Assets - Additional Information (Detail) - Aegon N.V [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 137	€ 74
Fair value [member]
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 134	€ 70